ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consist of the following (in thousands):

	June 30, 2015	December 31, 2014
Accrued compensation and benefits	$1,621	$1,108
Accrued research and development	156	163
Accrued other	204	167
Total accrued expenses	$1,981	$1,438

Accrued expenses consist of the following (in thousands):

	December 31,
	2014	2013

Accrued compensation and benefits	$1,108	$1,040
Accrued research and development	163	82
Accrued other	167	128
Total accrued expenses	$1,438	$1,250